FINANCIAL INSTRUMENTS BY CATEGORY - LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)
Disclosure of financial liabilities [line items]
Payables for fixed assets and construction-in-progress	¥ 2,214,547	$ 340,370	¥ 1,765,185
Dividends payable	12,893	$ 1,982	15,542
Other financial liabilities [member]
Disclosure of financial liabilities [line items]
Trade and other payables excluding other tax payables, employee salary and benefits payables and advances (Notes 25 and 26)	2,356,953		2,201,483
Payables for fixed assets and construction-in-progress	2,214,547		1,765,185
Dividends payable	12,893		15,542
Total	¥ 4,584,393		¥ 3,982,210

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.